Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income taxes in consolidated statements of operations

	Year ended
Income taxes in consolidated statements of operations	December 31, 2022	December 31, 2021	December 31, 2020
Current tax expense	3,223	2,818	2,382
Deferred tax (recovery) expense	459	305	(4)
Total tax (benefit) expense	3,682	3,123	2,378

Schedule of reconciliation between the effective income tax rate and the statutory income tax rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2022		December 31, 2021		December 31, 2020
	$	%	$	%	$	%
Income tax expense in international offices taxed at different rates	4,349	2.0	3,366	2.0	2,695	1.8
Expenses not deductible for tax purposes	283	0.1	408	0.2	299	0.2
Prior year tax adjustments	83	—	(231)	(0.1)	41	—
Effect of change in tax rate	125	0.1	(1,217)	(0.7)	—	—
Change in valuation allowance	(1,364)	(0.6)	585	0.4	(582)	(0.4)
Other - net	206	0.1	212	0.1	(75)	(0.1)
Income tax (benefit) expense at effective tax rate	3,682	1.7	3,123	1.9	2,378	1.6

Schedule of deferred income taxes

Deferred income taxes	December 31, 2022	December 31, 2021
Deferred income tax asset
Tax loss carried forward	5,863	8,269
Allowance for compensated absence	19	—
Deferred income tax asset before valuation allowance	5,882	8,269
Less: valuation allowance	(3,478)	(4,842)
Deferred income tax asset after valuation allowance	2,404	3,427

Deferred income tax liability
Fixed assets	(477)	(735)
Allowance for compensated absence	—	(27)
Total deferred income tax liability	(477)	(762)
Net deferred income tax assets	1,927	2,665